Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 17 — Income Taxes

A.	Details regarding the tax environment of the Company

(1)	Corporate tax rate

The tax rate relevant to the Company in the years 2023, 2022 and 2021 was 23%.

B.	Unrecognized deferred tax assets

As of December 31, 2023, the Company had carried forward losses for tax purposes in the amount of approximately $17,420 thousand. Under current tax regulation in Israel, tax losses do not expire.

The Company has not recorded deferred tax assets with respect to carry forward losses nor in respect of other timing differences such as research and development expenses carried forward and other timing differences in the amount of approximately $6,000 thousand, because there is a low level of certainty that such losses or temporary deductible differences will be utilized in the foreseeable future.

C.	Tax assessments

The Company’s tax assessment for 2018 are considered as final.

D.	The main reconciling item between the statutory tax rate of the Company and the effective tax rate is current year tax losses and benefits for which no deferred tax assets were created.